NJV
Nuveen New Jersey Municipal Value Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 103.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 103.1% (100.0% of Total Investments)
	Consumer Discretionary – 0.3% (0.3% of Total Investments)
$100	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/32	7/19 at 100.00	Caa2	$77,381
	Consumer Staples – 3.0% (2.9% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
215	4.000%, 6/01/37	6/28 at 100.00	A-	224,752
305	5.250%, 6/01/46	6/28 at 100.00	BBB+	348,399
120	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	128,333
640	Total Consumer Staples			701,484
	Education and Civic Organizations – 19.5% (19.0% of Total Investments)
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds, Rowan University School of Osteopathic Medicine Project, Refunding Series 2013A, 5.000%, 12/01/32	12/23 at 100.00	A	122,684
25	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	BBB-	28,012
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
220	4.000%, 7/15/37	7/27 at 100.00	BBB-	225,513
25	5.000%, 7/15/47	7/27 at 100.00	BBB-	27,610
100	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	105,739
115	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	135,346
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2017:
15	5.000%, 6/01/32	12/27 at 100.00	A	18,126
20	3.000%, 6/01/32	12/27 at 100.00	A	20,505
45	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357, 14.073%, 6/15/46, 144A (IF) (4)	6/23 at 100.00	Aa3	64,855
185	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding Series 2016F, 3.000%, 7/01/40	7/26 at 100.00	AA-	185,416
100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	107,330

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$50	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	$55,997
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
100	5.000%, 7/01/32	7/21 at 100.00	Baa2	104,220
30	5.000%, 7/01/37	7/21 at 100.00	Baa2	31,090
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
5	3.750%, 7/01/37	7/27 at 100.00	Baa2	5,025
100	4.000%, 7/01/42	7/27 at 100.00	Baa2	102,056
100	5.000%, 7/01/47	7/27 at 100.00	Baa2	111,013
75	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	A-	83,204
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C:
435	3.000%, 7/01/41	7/26 at 100.00	A-	433,995
50	3.000%, 7/01/46	7/26 at 100.00	A-	49,342
25	4.000%, 7/01/46	7/26 at 100.00	A-	26,645
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
30	5.000%, 7/01/47	7/27 at 100.00	A-	34,889
200	4.000%, 7/01/47	7/27 at 100.00	A-	213,996
25	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46	7/26 at 100.00	BB	26,400
265	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A, 4.000%, 12/01/35 (AMT)	6/28 at 100.00	Aaa	284,562
225	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A, 2.750%, 12/01/27 (AMT)	12/25 at 100.00	Aaa	228,598
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 4.000%, 12/01/40 (AMT)	12/26 at 100.00	Aaa	210,002
805	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A, 5.625%, 6/01/30	6/19 at 100.00	AAA	805,692
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aaa	31,467
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	Aaa	110,460
195	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30 (AMT)	12/24 at 100.00	Aaa	207,681
59	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 7.862%, 12/01/23 (AMT), 144A (IF) (4)	12/22 at 100.00	AAA	69,162
200	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	229,112

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, 13.887%, 5/01/43, 144A (IF) (4)	5/23 at 100.00	Aa3	$86,702
4,324	Total Education and Civic Organizations			4,582,446
	Health Care – 13.9% (13.5% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
105	5.000%, 2/15/25	2/24 at 100.00	BBB+	119,067
100	5.000%, 2/15/34	2/24 at 100.00	BBB+	110,113
105	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	115,429
200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	213,736
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	74,689
230	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	261,466
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
125	5.000%, 7/01/28	7/27 at 100.00	AA-	155,319
150	5.000%, 7/01/57	7/27 at 100.00	AA-	173,227
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45	7/24 at 100.00	A+	114,354
360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42 (UB) (4)	7/27 at 100.00	AA-	419,627
20	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011, 5.000%, 7/01/21	No Opt. Call	AA-	21,412
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
25	5.000%, 7/01/32	7/26 at 100.00	AA	29,799
40	5.000%, 7/01/33	7/26 at 100.00	AA	47,561
30	5.000%, 7/01/34	7/26 at 100.00	AA	35,558
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A, 5.000%, 7/01/39	7/24 at 100.00	AA-	148,030
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	124,671
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	116,246
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
10	3.000%, 7/01/32	7/26 at 100.00	BBB-	9,757
405	4.000%, 7/01/48	7/26 at 100.00	BBB-	417,223

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	$103,950
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
130	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	137,389
110	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	123,157
200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health, Series 2009A, 5.500%, 7/01/38 – AGC Insured	7/19 at 100.00	AA	200,610
2,965	Total Health Care			3,272,390
	Housing/Multifamily – 9.4% (9.1% of Total Investments)
55	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	BBB-	59,988
100	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48	1/25 at 100.00	BBB-	106,908
155	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BBB-	164,742
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	AA-	1,008,950
120	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	125,011
270	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B, 3.600%, 11/01/40	11/25 at 100.00	AA-	277,455
435	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A, 3.875%, 11/01/38	11/27 at 100.00	AA-	461,687
2,135	Total Housing/Multifamily			2,204,741
	Housing/Single Family – 5.0% (4.8% of Total Investments)
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A:
160	3.600%, 4/01/33	10/27 at 100.00	AA	169,214
100	3.750%, 10/01/35	10/27 at 100.00	AA	105,880
90	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32 (AMT)	10/27 at 100.00	AA	95,071
750	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C, 3.950%, 10/01/44 (UB) (4)	4/28 at 100.00	AA	793,358
1,100	Total Housing/Single Family			1,163,523
	Long-Term Care – 2.3% (2.3% of Total Investments)
285	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	7/19 at 100.00	N/R	285,026

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$15	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	$15,510
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	146,552
40	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB-	42,882
50	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	51,412
530	Total Long-Term Care			541,382
	Tax Obligation/General – 7.3% (7.0% of Total Investments)
80	Cumberland County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Correctional Facility Project, Series 2018, 4.000%, 10/01/43 – BAM Insured	10/28 at 100.00	AA	86,302
	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018:
35	3.125%, 3/01/31 – BAM Insured	3/28 at 100.00	AA	36,629
30	3.250%, 3/01/32 – BAM Insured	3/28 at 100.00	AA	31,506
50	3.500%, 3/01/36 – BAM Insured	3/28 at 100.00	AA	52,635
100	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017A, 5.000%, 11/01/29	11/27 at 100.00	AA-	122,816
125	Middlesex County, New Jersey, General Obligation Bonds, Refunding Redevelopment Series 2017, 5.000%, 1/15/27	No Opt. Call	AAA	155,656
110	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 3/01/38	3/25 at 100.00	AA-	126,206
20	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37	1/24 at 100.00	AAA	22,795
100	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding School Series 2017B, 4.000%, 3/01/25	No Opt. Call	AAA	113,894
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016A:
300	5.000%, 9/01/32 – BAM Insured	9/26 at 100.00	AA	357,144
130	5.000%, 9/01/39 – BAM Insured	9/26 at 100.00	AA	151,596
100	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016B, 3.000%, 9/01/39 – AGM Insured	9/26 at 100.00	AA	100,847
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc., Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (AMT)	12/21 at 100.00	AA+	162,383
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	180,661
1,500	Total Tax Obligation/General			1,701,070
	Tax Obligation/Limited – 16.3% (15.8% of Total Investments)
245	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	307,909

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$150	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016, 5.250%, 5/01/51	5/26 at 100.00	AA	$175,308
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
250	5.000%, 6/15/25	6/22 at 100.00	BBB+	270,015
400	5.000%, 6/15/28	6/22 at 100.00	BBB+	429,608
55	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 4.500%, 6/15/40	12/28 at 100.00	A-	59,408
115	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	116,362
2,170	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	A-	1,022,634
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A:
40	6.000%, 6/15/35	6/21 at 100.00	A-	42,906
180	5.500%, 6/15/41	6/21 at 100.00	A-	190,355
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
270	5.250%, 6/15/36	6/21 at 100.00	A-	284,567
55	5.000%, 6/15/37	6/21 at 100.00	A-	57,533
425	5.000%, 6/15/42	6/21 at 100.00	A-	443,993
25	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 4.250%, 12/15/38	12/28 at 100.00	A-	26,767
90	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 4.500%, 6/15/49	12/28 at 100.00	A-	96,637
110	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019, 19.093%, 5/01/30, 144A (IF) (4)	No Opt. Call	Aaa	297,769
4,580	Total Tax Obligation/Limited			3,821,771
	Transportation – 13.3% (12.9% of Total Investments)
250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	7/19 at 100.00	Baa2	250,785
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
150	4.125%, 1/01/39	1/24 at 100.00	A1	158,756
200	5.000%, 1/01/44	1/24 at 100.00	A1	222,986
540	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A1	636,989
175	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/37	1/29 at 100.00	A+	214,156
295	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/27	1/23 at 100.00	A	325,084

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$190	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52 (AMT)	1/24 at 100.00	BBB	$213,416
80	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	BB	91,830
320	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	353,632
255	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	289,045
315	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	356,772
2,770	Total Transportation			3,113,451
	U.S. Guaranteed – 9.1% (8.8% of Total Investments) (5)
480	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R	490,387
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
100	5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	104,289
50	5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	52,206
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center Obligated Group Issue, Refunding Series 2013:
20	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	22,903
85	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	97,517
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	75,892
1,275	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31 (Pre-refunded 10/01/19)	10/19 at 100.00	A-	1,292,467
2,080	Total U.S. Guaranteed			2,135,661
	Utilities – 3.7% (3.6% of Total Investments)
470	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2015, 5.250%, 7/01/45 (AMT), 144A	7/20 at 100.00	BB-	474,230
300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	325,650

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$65	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB-	$70,056
835	Total Utilities			869,936
$23,559	Total Long-Term Investments (cost $22,618,899)			24,185,236
	Floating Rate Obligations – (3.5)%			(830,000)
	Other Assets Less Liabilities – 0.4% (6)			104,113
	Net Asset Applicable to Common Shares – 100%			$23,459,349
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-year Note	Short	(17)	9/30	$(1,995,242)	$(1,974,512)	$(20,730)	$(8,500)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$24,185,236	$ —	$24,185,236
Investments in Derivatives:
Futures Contracts*	(20,730)	—	—	(20,730)
Total	$(20,730)	$24,185,236	$ —	$24,164,506

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.